Note 21 - Comprehensive Income	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

21. Comprehensive Income:

During the six-month period ended June 30, 2021, Other comprehensive income decreased with net losses of $948 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $2,377), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $2,394), (ii) the effective portion of changes in fair value of cash flow hedges (loss of $996) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($31).

During the six-month period ended June 30, 2022, Other comprehensive income increased with net gains of $28,814 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $24,069), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $2,742), (ii) the effective portion of changes in fair value of cash flow hedges (gain of $1,972) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($31).